Organization, Description of Business and Liquidity	12 Months Ended
Dec. 31, 2022
Organization Description Of Business And Liquidity [Abstract]
Organization, Description of Business and Liquidity
1. Organization, Description of Business and Liquidity
Business
Enliven Therapeutics, Inc. (the Company) was incorporated in the State of Delaware on June 12, 2019 and is headquartered in Boulder, Colorado. The Company is a biopharmaceutical company focused on the discovery and development of small molecule inhibitors to help patients with cancer not only live longer, but better. The Company aims to address emerging unmet needs with a precision oncology approach that improves survival and enhances overall patient well-being. Its discovery process combines deep insights in clinically validated biological targets and differentiated chemistry with the goal of designing therapies for unmet needs.
Since its inception, the Company has devoted substantially all of its efforts to research and development activities, business planning, establishing and maintaining its intellectual property portfolio, hiring personnel, raising capital, and providing general and administrative support for these activities. To date, the Company has funded its operations primarily through private placements of its convertible preferred stock.
On October 13, 2022, the Company entered into an agreement and plan of merger (Merger Agreement) with Imara Inc. (Imara), a Delaware corporation and Iguana Merger Sub, Inc., a wholly-owned subsidiary of Imara (Merger Sub). Pursuant to the Merger Agreement, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub merged with and into the Company, with the Company continuing as a wholly owned subsidiary of Imara and the surviving corporation of the merger (the Merger). Immediately prior to the closing of the Merger, certain new and current investors subscribed for the purchase of an aggregate of approximately $164.5 million of common stock of Enliven (the Financing). On February 23, 2023, Enliven closed the Merger with Imara Inc. Following the closing of the Merger, Imara Inc. changed its corporate name to Enliven Therapeutics, Inc.
Risks and uncertainties
The Company is subject to risks common to development-stage companies in the biotechnology industry including, but not limited to, risks of failure of preclinical studies and clinical trials, new technological innovations, protection of proprietary technology, dependence on key personnel, reliance on third-party organizations, risks of obtaining regulatory approval for any product candidate that it may develop, compliance with government regulations and the need to obtain additional financing.
The Company continues to closely monitor macroeconomic and geopolitical developments, including the global
COVID-19
pandemic, the Russia- Ukraine conflict and inflation. The extent of the impact of these developments on the Company’s business, operations and research and development timelines and plans remains uncertain, and will depend on numerous factors, including the impact, if any, on the Company’s personnel, responses of governmental entities, and the responses of third parties such as contract research organizations (CROs), contract manufacturing organizations (CMOs) and other third parties with whom the Company does business. Any prolonged material disruption to the Company’s employees or suppliers could adversely impact the Company’s development activities, financial condition and results of operations, including its ability to obtain financing. The Company is monitoring the potential impact of these developments on its business and financial statements. To date, the Company has not experienced material business disruptions or incurred impairment losses in the carrying values of its assets as a result of these developments, and it is not aware of any specific related event or circumstance that would require it to revise its estimates reflected in these financial statements.

Liquidity considerations
In order to complete the development of our product candidates and to build the sales, marketing and distribution infrastructure that we believe will be necessary to commercialize our product candidates, if approved, we will require substantial additional capital. Until we can generate a sufficient amount of revenue from the commercialization of our product candidates, we may seek to raise any necessary additional capital through private or public equity or debt financings, loans or other capital sources, which could include income from collaborations, partnerships or other marketing, distribution, licensing or other strategic arrangements with third parties, or from grants. Because of the numerous risks and uncertainties associated with research, development and commercialization of product candidates, we are unable to estimate the exact amount and timing of our capital requirements. We do not expect to generate any meaningful revenue unless and until we obtain regulatory approval of and commercialize any of our product candidates, and we do not know when, or if, that will occur.
The Company has incurred significant losses and negative cash flows from operations since inception. As of December 31, 2022, the Company had an accumulated deficit of $82.9 million. The Company has incurred losses and negative cash flows from operations since inception, including net losses of $37.7 million and $24.7 million for the years ended December 31, 2022 and 2021, respectively. The Company expects that its operating losses and negative cash flows will continue for the foreseeable future as the Company continues to develop its product candidates. The Company currently expects that its cash and cash equivalents of $75.5 million as of December 31, 2022 will be sufficient to fund operating expenses and capital requirements for at least 12 months from the date the financial statements are issued.
Merger Agreement and Exchange Ratio
On October 13, 2022, the Company entered into the Merger Agreement with Imara, a Delaware corporation and Merger Sub. Pursuant to the Merger Agreement, among other matters, Merger Sub merged with and into the Company, with the Company continuing as a wholly owned subsidiary of Imara and the surviving corporation of the Merger. The Merger was intended to qualify for U.S. federal income tax purposes as a tax-free “reorganization” under the provisions of Section 368(a) of the Code and, in the event that former Enliven stockholders, including stockholders that participate in the Enliven pre-closing
financing, are in “control” of Imara immediately after the effective time of the Merger (within the meaning of Section 368(c) of the Code), as a non-taxable
exchange of shares of Enliven common stock for shares of Imara common stock within the meaning of Section 351(a) of the Code, with the result that Enliven stockholders will generally not recognize taxable gain or loss for U.S. federal income tax purposes upon the exchange of Enliven common stock for Imara common stock pursuant to the Merger, except with respect to cash received in lieu of a fractional share of Imara common stock.
Upon the closing of the Merger on February 23, 2023, (a) each outstanding share of Company common stock (including common stock issued upon the conversion of the Company’s preferred stock, and shares issued in the Financing) was converted into the right to receive a number of shares of Imara common stock (Imara Common Stock) (after giving effect to the
1-for-4
reverse stock split of Imara Common Stock in connection with the Merger) equal to the exchange ratio per the Merger Agreement; and (b) each of the then outstanding Company stock option that had not previously been exercised prior to the closing of the Merger was assumed by Imara.
Immediately prior to the closing of the Merger, and in order to provide the Company with additional capital for its development programs, certain new and current investors purchased an aggregate of approximately $164.5 million of common stock of Enliven.
The Merger and Financing were completed on February 23, 2023. The Merger has been accounted for as a reverse recapitalization under U.S. GAAP because the assets of Imara as of the effective date of the Merger are primarily cash and other non-operating
assets. Enliven was determined to be the accounting acquirer based upon the terms of the Merger and other factors including: (1) Enliven stockholders own a substantial majority of the voting rights in the combined company; (2) Enliven designated a majority (eight of nine) of the initial members of the board of directors of the combined company; and (3) Enliven’s senior management holds all positions in senior management of
the combined company.